CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUE:
Sales - devices and disposables	$ 0	$ 1	$ 0	$ 19	$ 36	$ 57
Cost of goods sold	6	65	6	66	70	89
Gross loss	(6)	(64)	(6)	(47)	(34)	(32)
OPERATING EXPENSES:
Research and development	55	43	80	90	122	244
Sales and marketing	37	31	71	76	87	195
General and administrative	271	189	453	371	694	1,077
Total operating expenses	363	263	604	537	903	1,516
Operating loss	(369)	(327)	(610)	(584)	(937)	(1,548)
OTHER INCOME (EXPENSES):
Other income	50	16	51	19	48	54
Interest expense	(308)	(264)	(594)	(634)	(1,412)	(1,763)
(Loss) gain from extinguishment of debt	(343)	0	(316)	0	0	1,039
Change in fair value of warrants	(5,779)	(2,088)	(2,551)	(1,679)	380	3,234
Total other (expenses) income	(6,380)	(2,336)	(3,410)	(2,294)	(984)	2,564
(LOSS) INCOME BEFORE INCOME TAXES	(6,749)	(2,663)	(4,020)	(2,878)	(1,921)	1,016
Provision for income taxes	0	0	0	0	0	0
NET (LOSS) INCOME	(6,749)	(2,663)	(4,020)	(2,878)	(1,921)	1,016
Preferred stock dividends	(17)	9	(29)	0	0	(116)
NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (6,766)	$ (2,654)	$ (4,049)	$ (2,878)	$ (1,921)	$ 900
NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Basic	$ (0.57)	$ (0.81)	$ (0.48)	$ (0.87)	$ (0.58)	$ 1.95
Diluted	$ (0.57)	$ (0.81)	$ (0.48)	$ (0.87)	$ (0.58)	$ 0.0138
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in thousands)	11,913	3,284	8,463	3,319	3,302	462
Diluted (in thousands)	11,913	3,284	8,463	3,319	3,302	65,227